Goodwill and Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets, Net
Note 7 – Goodwill and Intangible Assets, Net
The Company’s goodwill originated from the acquisition of MA, LLC in April 2018. The carrying amount of goodwill was $2,458 thousand as of June 30, 2023 and December 31, 2022, respectively. There were no impairment charges recorded for goodwill for the three and six months ended June 30, 2023 and 2022, respectively.
Intangible assets consisted of the following:

		As of June 30, 2023
	Estimated Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses	10	$67,623	$(50,558)	$17,065
Internal-use software	3	296,675	(158,371)	138,304

Total intangible assets		$364,298	$(208,929)	$155,369

		As of December 31, 2022
	Estimated Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses	10	$67,623	$(47,177)	$20,446
Internal-use software	3	296,675	(108,925)	187,750

Total intangible assets		$364,298	$(156,102)	$208,196

Amortization expense for intangible assets and other noncurrent assets was approximately $27 thousand and $53 thousand for the three and six months ended June 30, 2023, respectively, and $27 thousand and $35 thousand for the three and six months ended June 30, 2022, respectively. Amortization expense is included in Selling, general and administrative expense on the Unaudited Condensed Consolidated Statements of Operations.

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Goodwill and Intangible Assets, Net
Note 8 – Goodwill and Intangible Assets
The Company’s goodwill originated from the acquisition of MA, LLC in April 2018. The carrying amount of goodwill was $2,458 thousand as of December 31, 2022 and 2021. There were no impairment charges recorded for goodwill for the years ended December 31, 2022 and 2021.
Other intangible assets consisted of the following:

		As of December 31, 2022
	Estimated Life (Years)	Gross Carrying amount	Accumulated Amortization	Net Carrying Amount
Licenses	10	$67,623	$(47,177)	$20,446
Internal-use software	3	296,675	(108,925)	187,750

Total intangible assets		$364,298	$(156,102)	$208,196

		As of December 31, 2021
	Estimated Life (Years)	Gross Carrying amount	Accumulated Amortization	Net Carrying Amount
Licenses	10	$85,131	$(45,229)	$39,902
Internal-use software	3	73,601	(28,623)	44,978
Capitalized internal-use software in progress	N/A	223,074	—	223,074

Total intangible assets		$381,806	$(73,852)	$307,954

During 2018, intangible assets arose from the acquisition of MA, LLC. These intangibles relate to the value of the FAA part certification licenses acquired as a part of the business.
During 2020, the Company created a website for
internal-use
specific for the tracking of fire-fighting assets and contract deliverables to support operations. Additional internal-use
software is in progress for the development of an application meant to provide end-users
with consolidated imagery and data regarding critical wildfire incidents. This included costs associated with salaries, administration expenses and contractor fees.
Amortization expense for intangible assets and other noncurrent assets was $91 thousand and $33 thousand for the years ended December 31, 2022 and 2021, respectively. Amortization expense is included in Selling, general and administrative expense in the Consolidated Statements of Operations.
Future amortization expense for intangible assets subject to amortization is:

Year Ending December 31:
2023	$105,654
2024	95,621
2025	6,762
2026	159
2027	—
Thereafter	—

Total	$208,196